Eaton Vance

Municipal Opportunities Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.1%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,606,970
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,485	3,397,875

Total Corporate Bonds — 1.1% (identified cost $14,311,142)		$15,004,845

Tax-Exempt Mortgage-Backed Securities — 0.0%(1)

Security	Principal Amount (000’s omitted)	Value
Housing — 0.0%(1)
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.61%, (1 mo. USD LIBOR + 0.50%), 1/25/33(2)(3)	$470	$473,219

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(1) (identified cost $470,088)		$473,219

Tax-Exempt Municipal Obligations — 100.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Delaware Valley Regional Finance Authority, PA, 0.837%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(3)	$8,000	$8,002,080
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 1/1/32	7,800	9,762,870

		$17,764,950

Education — 10.9%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(2)	$525	$607,871
Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	1,360	1,462,938
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	865	925,213
Arizona State University:
5.00%, 7/1/33	500	566,720
5.00%, 7/1/34	580	657,395
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	677,586
California Education Notes Program, 2.00%, 1/31/22	9,695	9,831,215
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	600	745,452
5.00%, 10/1/35	1,125	1,382,062
5.00%, 10/1/37	1,400	1,712,018

Security	Principal Amount (000’s omitted)	Value
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/39(2)	$1,000	$1,237,000
5.00%, 7/1/49(2)	1,000	1,219,060
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	550	594,770
Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	2,665	2,659,857
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	635,382
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	801,122
District of Columbia, (Gallaudet Univerity):
3.00%, 4/1/37	750	806,790
3.00%, 4/1/38	900	965,124
3.00%, 4/1/39	750	802,545
3.00%, 4/1/40	725	772,720
3.00%, 4/1/41	750	797,003
4.00%, 4/1/32	325	395,847
4.00%, 4/1/33	160	193,578
4.00%, 4/1/34	165	197,866
4.00%, 4/1/35	200	239,282
4.00%, 4/1/36	375	447,146
District of Columbia, (KIPP DC):
4.00%, 7/1/39	280	314,866
4.00%, 7/1/44	270	301,347
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)	1,425	1,603,210
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/32	315	375,908
5.00%, 3/1/33	355	421,413
5.00%, 3/1/34	350	415,310
Kentucky Bond Development Corp., (Transylvania University):
3.00%, 3/1/34	350	374,588
3.00%, 3/1/35	200	213,564
3.00%, 3/1/38	215	227,470
4.00%, 3/1/33	175	203,544
4.00%, 3/1/36	265	305,572
4.00%, 3/1/37	255	293,089
4.00%, 3/1/39	225	257,207
4.00%, 3/1/40	210	239,572
4.00%, 3/1/41	245	278,793
5.00%, 3/1/30	320	408,336
5.00%, 3/1/31	345	437,764
5.00%, 3/1/32	355	449,064
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	573,915
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	928,563
Minnesota Higher Education Facilities Authority, (St. Olaf College), 3.00%, 10/1/38	1,000	1,104,220
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/26	980	1,171,894
5.00%, 10/1/27	1,035	1,263,983
Monroe County Industrial Development Corp., NY, (University of Rochester):
Series 2017C, 5.00%, 7/1/29	650	805,773
Series 2017D, 5.00%, 7/1/29	750	929,738

Security	Principal Amount (000’s omitted)	Value
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 3/1/25	$6,535	$7,718,358
5.00%, 3/1/26	6,770	8,266,102
5.00%, 3/1/27	7,025	8,820,660
5.00%, 3/1/33	6,210	8,482,736
5.00%, 3/1/35	4,680	6,343,178
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,881,324
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES):
5.00%, 8/15/22	510	536,081
5.00%, 8/15/23	275	299,343
5.00%, 8/15/24	300	336,516
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/25	910	995,549
5.00%, 5/1/26	1,850	2,056,589
5.00%, 5/1/29	1,000	1,119,670
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(2)	540	597,067
5.00%, 12/15/38(2)	2,690	3,133,581
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(2)	205	223,991
5.00%, 6/15/49(2)	260	280,758
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(2)	840	984,060
5.00%, 4/1/50(2)	1,010	1,163,439
Riverside County Office of Education, CA, 2.00%, 12/1/21	10,000	10,109,700
Romeoville, IL, (Lewis University):
5.00%, 10/1/24	500	559,170
5.00%, 10/1/26	500	562,435
University of Arkansas:
5.00%, 11/1/24	450	521,703
5.00%, 11/1/25	500	599,145
University of California, 0.02%, 5/15/48(4)	11,600	11,600,000
University of Idaho, 5.00%, 4/1/24	500	567,505
University of Michigan:
0.02%, 12/1/24(4)	2,600	2,600,000
0.05%, 4/1/36(5)	2,500	2,500,000
University of North Carolina at Charlotte, 4.00%, 4/1/37	625	689,163
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	498,664
University of Pittsburgh, PA, 0.42%, (SIFMA + 0.36%), 2/15/24(3)	3,000	3,016,020
University of Texas Permanent University Fund, 0.05%, 7/1/38(5)	16,500	16,500,000
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/49	285	322,703
5.00%, 10/15/54	430	485,186

		$150,602,661

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 4.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,364,200
Arkansas River Power Authority, CO:
5.00%, 10/1/27	2,255	2,718,583
5.00%, 10/1/28	1,110	1,359,872
5.00%, 10/1/29	2,000	2,434,300
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/29	270	351,697
5.00%, 7/1/30	320	424,192
5.00%, 7/1/31	300	404,139
Florida Municipal Power Agency, 3.00%, 10/1/32	1,750	1,928,780
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,900,854
Long Island Power Authority, NY, Electric System Revenue:
0.831%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(3)	6,000	6,006,240
1.00%, 9/1/25	3,600	3,645,000
5.00%, 9/1/29	500	627,865
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,911,945
Nebraska Public Power District:
5.00%, 1/1/24	750	842,812
2021 Series A, 5.00%, 1/1/35(6)	2,100	2,677,962
2021 Series A, 5.00%, 1/1/36(6)	2,900	3,690,656
2021 Series A, 5.00%, 1/1/37(6)	3,000	3,808,350
2021 Series A, 5.00%, 1/1/38(6)	3,115	3,942,811
2021 Series B, 5.00%, 1/1/35(6)	1,880	2,397,414
2021 Series B, 5.00%, 1/1/36(6)	1,900	2,418,016
2021 Series B, 5.00%, 1/1/37(6)	2,000	2,538,900
2021 Series B, 5.00%, 1/1/38(6)	2,000	2,531,500
Omaha Public Power District, NE, 5.00%, 2/1/25	550	642,505
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,931,323
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue:
5.00%, 9/1/26	1,165	1,382,179
5.00%, 9/1/27	1,000	1,184,270

		$64,066,365

Escrowed/Prerefunded — 0.3%
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	$125	$132,089
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	295	297,413
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	636,872
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	241,252
San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	2,999,926

		$4,307,552

General Obligations — 15.8%
Ann Arbor Public Schools, MI:
5.00%, 5/1/23	$10	$10,956
5.00%, 5/1/27	1,000	1,180,170
Auburn, ME:
4.00%, 11/1/30(6)	500	628,180
4.00%, 11/1/31(6)	400	508,720

Security	Principal Amount (000’s omitted)	Value
Baltimore County, MD, 4.00%, 3/23/22	$25,000	$25,868,250
Bergen County, NJ, 3.00%, 7/15/30	2,185	2,453,602
Burlington, VT, 5.00%, 11/1/24	400	464,040
California:
4.00%, 12/1/22	10,000	10,616,800
(LOC: TD Bank, N.A.), 0.03%, 5/1/33(5)	18,900	18,900,000
Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	2,062,252
Chicago Board of Education, IL:
0.00%, 12/1/25	3,500	3,255,910
5.00%, 12/1/26	2,905	3,441,873
Chicago Park District, IL, 5.00%, 1/1/24	500	556,225
Chicago, IL:
5.00%, 1/1/28	3,000	3,648,990
5.625%, 1/1/30	6,000	7,253,820
6.00%, 1/1/38	4,000	4,854,200
Columbus, OH, 4.00%, 8/15/21	11,665	11,793,548
Connecticut, 5.00%, 4/15/34	1,000	1,279,520
Dallas, TX, 5.00%, 2/15/25	1,000	1,172,580
Delaware:
5.00%, 2/1/25	5,000	5,875,600
5.00%, 2/1/26	5,000	6,077,950
5.00%, 2/1/27	5,000	6,263,400
District of Columbia, 5.00%, 10/15/32	10,000	12,988,500
Florida, 5.00%, 7/1/22	9,765	10,322,289
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	1,026,571
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,407,520
Illinois:
5.50%, 5/1/39	1,740	2,220,797
5.75%, 5/1/45	1,780	2,284,968
Johnson County, KS, 2.00%, 9/1/32	1,510	1,608,950
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/26	900	1,011,375
5.00%, 1/1/29	2,000	2,238,420
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI:
5.00%, 5/1/26	750	888,405
5.00%, 5/1/27	1,000	1,182,350
5.00%, 5/1/28	500	589,870
Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/25(6)	10,000	12,088,900
New Jersey:
2.00%, 6/1/30	5,000	5,198,800
4.00%, 6/1/32	1,150	1,445,159
New York, NY, 5.00%, 8/1/29	450	496,607
Ottawa County, MI, 5.00%, 11/1/22	500	536,430
Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	2,303,037
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,235,910
Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,653,010
St. Joseph Public Schools, MI:
5.00%, 5/1/28	1,880	2,213,813
5.00%, 5/1/29	1,650	1,938,684

Security	Principal Amount (000’s omitted)	Value
Thornapple Kellogg School, MI, 5.00%, 5/1/24	$400	$456,744
Township High School District No. 203, IL:
5.00%, 12/15/29(6)	2,080	2,762,718
5.00%, 12/15/30(6)	1,190	1,610,094
Upper Merion Area School District, PA:
5.00%, 1/15/29	500	581,410
5.00%, 1/15/30	300	348,846
Vermont, 5.00%, 8/15/28(6)	4,325	5,617,829
Wake County, NC, 5.00%, 4/1/22	6,170	6,445,552
Washington:
5.00%, 6/1/35	2,500	3,301,975
5.00%, 6/1/36	2,200	2,896,542
5.00%, 6/1/37	2,500	3,283,375
Will and Cook Counties Community High School District No. 210, IL:
0.00%, 1/1/27	65	57,799
5.00%, 1/1/29	1,185	1,251,277
Wilmington, NC, 5.00%, 5/1/28(6)	1,760	2,276,278

		$217,937,390

Hospital — 15.5%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,077,043
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/26	2,525	2,934,302
5.00%, 7/1/27	2,635	3,119,524
Baxter County, AR, (Baxter Regional Medical Center):
5.00%, 9/1/21	1,140	1,151,799
5.00%, 9/1/23	930	995,156
5.00%, 9/1/25	1,125	1,256,287
Series A, 5.00%, 9/1/22	1,660	1,729,421
Series A, 5.00%, 9/1/24	1,350	1,478,277
Series A, 5.00%, 9/1/26	1,000	1,133,790
Series B, 5.00%, 9/1/22	265	276,082
Series B, 5.00%, 9/1/24	290	317,556
Series B, 5.00%, 9/1/26	320	362,813
Berks County Industrial Development Authority, PA, (Tower Health):
5.00%, 11/1/47	1,000	1,008,670
5.00%, 11/1/50	5,465	5,529,706
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	3,000	3,099,360
Boone County, MO, (Boone Hospital Center):
5.00%, 8/1/29	1,410	1,590,240
5.00%, 8/1/31	3,215	3,587,618
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,386,769
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/23	100	109,204
5.00%, 11/1/25	200	224,038
5.00%, 11/1/27	360	400,093
5.00%, 11/1/28	300	332,052
5.00%, 11/1/29	110	121,273
5.00%, 11/1/30	150	164,877
5.00%, 11/1/35	250	272,813

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	$425	$495,134
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.02%, 1/15/38(4)	9,900	9,900,000
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(2)	3,730	4,171,110
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/28	500	596,065
5.00%, 8/1/29	200	236,928
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,941,747
6.00%, 6/1/51	4,715	5,107,618
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	1,046,200
4.00%, 9/1/45	2,580	2,669,603
Decatur Hospital Authority, TX, (Wise Regional Health System):
5.00%, 9/1/21	330	333,960
5.00%, 9/1/22	150	157,284
5.00%, 9/1/23	200	219,096
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/30	600	740,448
5.00%, 6/1/31	1,200	1,474,548
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	550,385
Doylestown Hospital Authority, PA, (Doylestown Health):
4.00%, 7/1/45	315	337,346
5.00%, 7/1/46	850	946,713
5.00%, 7/1/49	2,375	2,750,297
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,141,740
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/35	750	863,903
4.00%, 8/1/36	750	861,068
4.00%, 8/1/37	750	856,935
4.00%, 8/1/38	1,750	1,993,950
Halifax Hospital Medical Center, FL:
5.00%, 6/1/27	2,890	3,481,554
5.00%, 6/1/29	1,830	2,179,292
Illinois Finance Authority, (Presence Health Network):
3.75%, 2/15/34	3,145	3,513,028
5.00%, 2/15/28	8,000	9,925,760
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):
5.00%, 8/15/23	1,000	1,098,540
5.00%, 8/15/28	1,670	1,932,390
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
5.125%, 6/1/26	475	507,086
5.25%, 6/1/27	415	442,988
5.375%, 6/1/28	455	485,617

Security	Principal Amount (000’s omitted)	Value
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	$1,200	$1,485,168
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	567,196
4.00%, 11/1/30	1,605	1,793,042
5.00%, 11/1/26	1,375	1,632,950
5.00%, 11/1/27	1,440	1,734,725
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center):
4.00%, 9/1/24	475	523,132
4.00%, 9/1/25	550	616,721
5.00%, 9/1/28	795	933,473
5.00%, 9/1/31	600	694,008
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	251,290
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/34	960	1,241,318
5.00%, 7/1/35	1,510	1,948,217
5.00%, 7/1/36	1,615	2,077,051
5.00%, 7/1/37	1,690	2,166,563
5.00%, 7/1/38	1,780	2,275,748
5.00%, 7/1/39	1,865	2,378,379
5.00%, 7/1/40	1,960	2,494,374
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	850	958,154
5.00%, 6/1/39	710	876,807
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	497,770
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/27	125	133,314
5.00%, 7/15/33(2)	320	377,744
5.00%, 7/15/34(2)	300	353,031
5.00%, 7/15/35(2)	275	322,897
5.00%, 7/15/36(2)	235	275,060
5.00%, 7/15/37(2)	245	285,868
5.00%, 7/15/46(2)	1,390	1,599,056
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group):
5.00%, 7/1/27	1,460	1,814,955
5.00%, 7/1/28	2,000	2,469,140
5.00%, 7/1/29	2,700	3,310,821
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,488,354
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,137,180
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,383,362
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,125,740
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	604,305
5.00%, 10/1/33	1,000	1,205,360
5.00%, 10/1/34	1,070	1,287,039
5.00%, 10/1/35	1,550	1,861,007
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	638,826
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	574,150

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	$2,600	$3,131,700
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,146,980
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	35,620
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):
4.00%, 7/1/35	1,000	1,187,640
4.00%, 7/1/36	1,000	1,184,120
4.00%, 7/1/37	1,000	1,180,600
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	557,630
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/34	550	690,828
5.00%, 7/1/35	625	783,475
5.00%, 7/1/36	550	687,473
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	937,875
New York Dormitory Authority, (NYU Hospitals Center):
5.00%, 7/1/22	440	463,681
5.00%, 7/1/23	600	660,204
5.00%, 7/1/25	2,000	2,366,280
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/33(2)	1,100	1,240,866
5.00%, 12/1/34(2)	1,200	1,351,956
5.00%, 12/1/35(2)	1,000	1,125,150
Series 2015, 5.00%, 12/1/32(2)	1,100	1,243,055
Series 2017, 5.00%, 12/1/32(2)	1,500	1,748,355
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.121%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(3)	1,000	1,007,080
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,015,503
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,858,451
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	556,640
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	300	385,119
5.00%, 10/1/40	875	1,092,140
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,993,009
5.25%, 4/1/34	2,000	2,363,060
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,524,840
Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,853,950
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,810,816
5.00%, 12/1/26	1,410	1,661,149
5.00%, 12/1/28	1,550	1,798,201
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,197,650
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.):
5.00%, 12/1/26	500	589,325
5.00%, 12/1/27	500	586,240
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	3,206,940

Security	Principal Amount (000’s omitted)	Value
Ward County, ND, (Trinity Obligated Group):
5.00%, 6/1/29	$1,300	$1,554,150
5.00%, 6/1/30	1,815	2,154,877
5.00%, 6/1/31	1,885	2,228,975
5.00%, 6/1/34	3,000	3,516,990
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,971,840
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,139,720
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,214,590
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	272,690

		$214,287,824

Housing — 2.9%
California Municipal Finance Authority, (CHF-Riverside II, LLC):
5.00%, 5/15/32	$415	$519,576
5.00%, 5/15/33	2,870	3,575,245
5.00%, 5/15/34	915	1,135,771
5.00%, 5/15/36	1,260	1,552,862
5.00%, 5/15/37	1,495	1,837,220
5.00%, 5/15/38	500	612,700
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	536,925
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,237,359
4.00%, 5/15/33	1,100	1,276,033
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/32	300	345,672
4.00%, 7/1/33	330	378,550
4.00%, 7/1/34	340	388,576
4.00%, 7/1/35	350	398,524
4.00%, 7/1/40	450	504,850
4.00%, 7/1/50	935	1,031,296
5.00%, 7/1/55	2,200	2,605,042
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), Escrowed to Maturity, 5.00%, 4/1/23	910	990,954
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,880,378
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	417,661
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/35	770	908,754
5.00%, 7/1/37	1,235	1,448,606
5.00%, 7/1/39	860	1,003,250
5.00%, 7/1/59	1,500	1,708,620

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/27	$705	$835,601
5.00%, 6/1/28	665	800,859
5.00%, 6/1/29	365	445,355
5.00%, 6/1/34	2,560	3,056,256
5.00%, 6/1/39	1,595	1,879,787

		$40,312,282

Industrial Development Revenue — 4.1%
Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(2)	$4,000	$4,475,040
Florida Development Finance Corp., (Waste Pro USA, Inc.):
(AMT), 5.00%, 5/1/29(2)	2,155	2,323,111
(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	2,250	2,331,450
Illinois Finance Authority, (Navistar International Corp.), 4.75% to 8/1/30 (Put Date), 10/15/40(2)	2,190	2,322,320
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	964,329
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	1,064,588
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,024,000
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.81%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(3)	2,500	2,500,300
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,568,775
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	241,305
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,633,400
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	1,675	1,728,449
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	6,061,200
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,920	1,999,546
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(2)	5,500	5,606,865
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,165,750
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	9,045	10,119,365
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	4,595	5,253,371

		$56,383,164

Insured-Education — 0.1%
Missouri Southern State University:
(AGM), 4.00%, 10/1/33	$220	$251,812
(AGM), 4.00%, 10/1/35	125	142,354
(AGM), 4.00%, 10/1/36	150	170,302
(AGM), 4.00%, 10/1/37	85	96,226
(AGM), 4.00%, 10/1/38	70	79,043
(AGM), 4.00%, 10/1/39	55	61,966
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	120	123,179

		$924,882

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.7%
Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45	$1,505	$1,730,223
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,832,820
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	287,807
(NPFG), 5.25%, 7/1/22	3,500	3,605,455
(NPFG), 5.25%, 7/1/23	335	352,973
(NPFG), 5.25%, 7/1/25	170	185,225
(NPFG), 5.25%, 7/1/29	1,110	1,239,082
(NPFG), 5.25%, 7/1/30	530	592,439
(NPFG), 5.25%, 7/1/34	100	112,007

		$9,938,031

Insured-Escrowed/Prerefunded — 0.1%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$984,296
Cambria County, PA:
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	265,923
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	304,703
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	184,924

		$1,739,846

Insured-General Obligations — 2.0%
Atlantic City, NJ:
(BAM), 5.00%, 3/1/23	$500	$539,390
(BAM), 5.00%, 3/1/24	300	335,706
Bayonne, NJ:
(AGM), 5.00%, 8/1/23	300	331,212
(AGM), 5.00%, 8/1/24	300	344,094
(AGM), 5.00%, 8/1/25	885	1,049,911
(AGM), 5.00%, 8/1/26	915	1,082,546
Bolingbrook, IL:
(AGM), 5.00%, 1/1/24	125	139,725
(AGM), 5.00%, 1/1/25	1,000	1,155,410
Cambria County, PA:
(AGM), 4.00%, 8/1/34	745	843,377
(BAM), 5.00%, 8/1/23	985	1,080,959
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/25	1,000	1,181,570
(NPFG), 0.00%, 12/1/26	1,580	1,446,838
(NPFG), 0.00%, 12/1/28	1,560	1,341,896
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	582,890
Detroit, MI:
(AMBAC), 5.00%, 4/1/22	66	67,519
(AMBAC), 5.00%, 4/1/24	329	337,596
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,840,468
McCook, IL:
(AGM), 4.00%, 12/1/24	200	223,184
(AGM), 4.00%, 12/1/25	275	314,102
(AGM), 4.00%, 12/1/26	260	303,027
(AGM), 4.00%, 12/1/27	300	355,629
(AGM), 4.00%, 12/1/28	300	360,696

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	$890	$997,361
(AGM), 5.00%, 1/1/26	925	1,036,056
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	837,390
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,265,420
Puerto Rico:
(AGC), 5.00%, 7/1/34	310	318,643
(AGM), 5.00%, 7/1/35	1,055	1,097,569
(NPFG), 5.25%, 7/1/22	530	538,936
(NPFG), 6.00%, 7/1/27	570	588,673
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	395,871
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/34	1,140	1,459,348
(AGM), 5.00%, 12/1/50	1,500	1,861,440
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	443,115
(BAM), 0.00%, 1/1/33	200	150,256

		$27,247,823

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$401,080
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC):
(AGM), 4.00%, 4/1/22	445	458,968
(AGM), 4.00%, 4/1/24	400	438,644

		$1,298,692

Insured-Lease Revenue/Certificates of Participation — 0.1%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$900,296

		$900,296

Insured-Other Revenue — 0.3%
Albany Parking Authority, NY:
(AGM), 5.00%, 7/15/24	$300	$341,901
(AGM), 5.00%, 7/15/25	315	369,432
New York City Industrial Development Agency, NY, (Queens Baseball Stadium):
(AGM), 4.00%, 1/1/32	1,000	1,220,100
(AGM), 5.00%, 1/1/31	1,250	1,662,662
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	123,346

		$3,717,441

Insured-Special Tax Revenue — 0.8%
Illinois Sports Facilities Authority:
(AGM), 5.00%, 6/15/27	$2,325	$2,601,489
(AMBAC), 0.00%, 6/15/22	500	493,740

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,440	$1,474,690
Puerto Rico Infrastructure Financing Authority:
(AMBAC), 0.00%, 7/1/43	955	368,449
(AMBAC), 5.50%, 7/1/24	305	328,064
(AMBAC), 5.50%, 7/1/26	1,145	1,260,450
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	5,023,120

		$11,550,002

Insured-Transportation — 1.5%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,427,958
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	207,111
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	1,053,323
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,197,660
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,168,640
Puerto Rico Highway and Transportation Authority:
(AGM), 5.00%, 7/1/32	1,675	1,721,699
(AMBAC), 5.25%, 7/1/30	3,650	4,013,795
(AMBAC), 5.25%, 7/1/31	2,760	3,046,378
(NPFG), 5.00%, 7/1/29	2,570	2,638,079
(NPFG), 5.25%, 7/1/23	380	400,387
(NPFG), 5.25%, 7/1/32	100	111,922
(NPFG), 5.25%, 7/1/33	200	224,284
(NPFG), 5.25%, 7/1/35	2,470	2,744,615

		$20,955,851

Insured-Water and Sewer — 0.3%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$4,578,360

		$4,578,360

Lease Revenue/Certificates of Participation — 1.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/28	$3,000	$3,800,100
5.00%, 6/1/29	2,000	2,510,880
5.00%, 6/1/30	3,000	3,737,850
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,123,450
Palm Beach County, FL, Public Improvement Revenue:
5.00%, 12/1/27	2,065	2,635,890
5.00%, 12/1/28	1,245	1,626,667
5.00%, 12/1/29	2,360	3,147,744

		$18,582,581

Other Revenue — 6.3%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
Series 2017, 5.00%, 5/1/42(2)	$7,000	$8,086,050
Series 2018, 5.00%, 5/1/42(2)	4,500	5,325,165

Security	Principal Amount (000’s omitted)	Value
Black Belt Energy Gas District, AL, 0.43%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(3)	$5,000	$4,987,150
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	2,000	2,353,800
4.00%, 6/1/38	2,000	2,343,520
5.00%, 6/1/36	2,000	2,534,280
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/26	1,000	1,116,120
5.00%, 11/1/27	1,010	1,127,009
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 0.76%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(3)	2,300	2,319,987
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,320	1,434,048
5.50%, 12/1/53	740	800,835
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(2)	1,465	1,688,310
Series B, 5.00%, 1/1/32(2)	1,000	1,152,430
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,902,625
Main Street Natural Gas, Inc., GA, 0.825%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(3)	5,500	5,533,055
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.51%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(3)	8,295	8,295,249
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	2,064,236
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,038,160
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	1,250	1,490,813
New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,750	5,085,675
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,489,704
Southeast Alabama Gas Supply District, (Project No. 2), 0.924%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(3)	4,440	4,474,543
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.823%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(3)	4,430	4,466,415
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.174%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(3)	1,000	1,003,660
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/26	635	747,567
5.00%, 6/1/28	1,370	1,606,215
5.00%, 6/1/29	700	819,154

		$86,285,775

Senior Living/Life Care — 9.7%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.):
5.00%, 10/1/21	$500	$508,580
5.00%, 10/1/22	605	640,241
5.00%, 10/1/23	350	384,020
5.00%, 10/1/24	310	351,893
5.00%, 10/1/25	445	521,148

Security	Principal Amount (000’s omitted)	Value
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	$500	$563,695
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,947,323
5.00%, 11/15/27	1,320	1,477,925
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	471,006
5.00%, 11/1/24	705	748,280
5.00%, 11/1/26	770	834,049
5.00%, 11/1/27	425	464,053
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
3.25%, 11/15/25	1,500	1,509,750
5.00%, 11/15/27	285	318,861
5.00%, 11/15/28	300	333,867
5.00%, 11/15/29	315	349,275
5.00%, 11/15/30	330	363,970
5.125%, 11/15/40	260	282,113
5.375%, 11/15/55	300	323,505
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/29	600	669,444
4.00%, 1/1/38	550	573,953
5.00%, 1/1/38	1,210	1,343,209
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	566,260
5.00%, 5/15/25	300	330,885
5.00%, 5/15/26	350	394,114
5.00%, 5/15/27	400	459,028
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,045,680
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	195	218,178
5.00%, 12/1/30	500	555,985
5.00%, 12/1/39	370	399,448
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	235,046
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	125	136,206
5.00%, 7/1/48	465	503,288
5.00%, 7/1/51	1,000	1,081,390
Howard County, MD, (Vantage House):
5.00%, 4/1/26	1,570	1,616,315
5.00%, 4/1/36	2,035	2,053,539
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	423,273
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,315	1,439,004
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.76%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(3)	1,090	1,090,414
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,390,939
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/23	700	741,832
5.00%, 7/1/24	915	990,103
5.00%, 7/1/25	650	716,209

Security	Principal Amount (000’s omitted)	Value
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	$30	$30,690
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,358,232
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/30	1,500	1,714,125
4.00%, 2/1/32	395	444,446
4.00%, 2/1/33	865	970,668
4.00%, 2/1/34	1,280	1,432,499
4.00%, 2/1/35	310	346,003
5.00%, 2/1/46	1,480	1,648,616
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	224,028
4.00%, 12/1/31	150	167,268
4.00%, 12/1/32	200	222,468
4.00%, 12/1/33	100	110,966
4.00%, 12/1/34	200	221,242
4.00%, 12/1/35	350	386,278
4.00%, 12/1/36	350	385,588
4.00%, 12/1/37	300	329,964
4.00%, 12/1/38	300	329,475
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community):
4.00%, 1/1/23	195	198,765
5.00%, 1/1/33	1,890	2,018,407
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(2)	920	956,055
5.625%, 7/1/46(2)	560	586,975
5.75%, 7/1/54(2)	1,725	1,812,492
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	1,095,650
5.00%, 1/1/26	1,040	1,140,755
5.00%, 1/1/27	1,095	1,198,992
5.00%, 1/1/29	1,205	1,316,800
5.00%, 1/1/30	630	687,072
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	495,390
5.00%, 7/1/31	670	769,756
5.00%, 7/1/32	295	338,144
5.00%, 7/1/33	305	348,481
5.00%, 7/1/34	195	221,982
5.00%, 7/1/39	3,075	3,463,680
5.00%, 7/1/49	8,875	9,882,845
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge):
4.00%, 1/1/29	1,335	1,384,141
5.25%, 1/1/54	250	265,870

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	$255	$290,529
5.00%, 5/15/30	1,300	1,469,130
5.00%, 5/15/31	775	913,206
5.00%, 5/15/32	650	762,677
5.00%, 5/15/53	2,465	2,847,272
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	438,856
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	1,540	1,614,166
Salem Hospital Facility Authority, OR, (Capital Manor):
5.00%, 5/15/27	250	291,953
5.00%, 5/15/28	270	314,315
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	732,953
5.00%, 5/15/39	480	536,424
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	600	644,136
5.00%, 4/1/44	1,285	1,430,989
5.00%, 4/1/49	1,510	1,676,402
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,832,969
5.00%, 4/1/29	1,000	1,092,530
5.00%, 4/1/38	2,000	2,153,280
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
5.00%, 11/15/42	300	328,968
5.00%, 11/15/54	1,000	1,081,880
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/27	1,930	2,234,110
5.00%, 9/1/38	5,225	5,872,482
St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	995	1,058,143
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	586,185
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	5,209,395
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,023,820
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	607,376
5.00%, 11/15/29	400	448,624
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/23	1,690	1,777,305
5.00%, 5/1/25	745	814,739
5.00%, 5/1/26	585	650,327
5.00%, 5/1/27	500	562,635
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(2)	1,105	1,144,349
5.00%, 7/1/31(2)	750	806,610

Security	Principal Amount (000’s omitted)	Value
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	$250	$264,125
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(2)	840	952,031
5.00%, 1/1/28(2)	445	509,552
5.00%, 1/1/29(2)	460	525,035
5.00%, 1/1/34(2)	500	560,560
5.00%, 1/1/39(2)	750	832,410
Wayzata, MN, (Folkestone Senior Living Community):
3.25%, 8/1/29	500	503,825
3.375%, 8/1/30	425	429,573
3.75%, 8/1/36	250	254,278
3.75%, 8/1/37	500	506,395
4.00%, 8/1/38	175	178,980
4.00%, 8/1/39	125	127,843
5.00%, 8/1/31	350	375,550
5.00%, 8/1/32	250	267,688
5.00%, 8/1/33	350	374,315
5.00%, 8/1/34	100	106,915
5.00%, 8/1/35	100	106,851
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	2,410	2,494,952
5.00%, 1/1/28	3,390	3,574,348
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):
4.00%, 9/15/25	500	523,435
4.00%, 9/15/26	685	715,332
4.00%, 9/15/27	1,015	1,058,026
5.00%, 9/15/29	1,365	1,450,572
5.00%, 9/15/30	500	530,635

		$133,344,065

Special Tax Revenue — 4.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,705,200
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,145,050
Baltimore, MD, (Harbor Point):
3.25%, 6/1/31(2)	220	228,884
3.30%, 6/1/32(2)	250	258,242
3.35%, 6/1/33(2)	270	278,686
3.40%, 6/1/34(2)	285	293,943
3.45%, 6/1/35(2)	310	319,706
3.50%, 6/1/39(2)	650	670,572
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	74,619
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/36	1,360	1,619,434
5.00%, 12/1/37	650	772,954
5.00%, 12/1/39	905	1,070,479
Illinois Sports Facilities Authority, 5.00%, 6/15/28	2,000	2,415,080
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	225	265,165
5.00%, 8/15/33	300	351,174
5.00%, 8/15/35	150	174,614

Security	Principal Amount (000’s omitted)	Value
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	$735	$846,073
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	2,000,547
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,237,857
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.02%, 8/1/42(4)	20,000	20,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,904,320
Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,587,180
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,897,900
South Village Community Development District, FL:
2.00%, 5/1/21	100	100,000
2.125%, 5/1/22	100	100,968
2.375%, 5/1/23	100	102,905
2.50%, 5/1/24	100	104,384
2.75%, 5/1/25	95	101,061
3.25%, 5/1/27	95	103,026
4.35%, 5/1/26	365	384,717
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(2)	3,250	3,348,020
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	990	963,844
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	4,196,800

		$55,623,404

Student Loan — 0.4%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$686,082
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/22	1,000	1,054,830
(AMT), 5.00%, 1/1/23	500	538,370
New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	3,295	3,502,091

		$5,781,373

Transportation — 14.9%
Austin, TX, Airport System Revenue:
(AMT), 5.00%, 11/15/32	$1,690	$2,149,274
(AMT), 5.00%, 11/15/33	1,720	2,179,980
Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.51%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(3)	3,200	3,205,504
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/34	1,700	2,088,314
(AMT), 5.00%, 12/31/35	3,300	4,044,678
(AMT), 5.00%, 12/31/36	3,910	4,779,740
(AMT), 5.00%, 12/31/37	1,715	2,091,545
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	350	405,496
5.00%, 1/1/26	500	589,410
5.00%, 1/1/27	550	645,865
5.00%, 1/1/28	750	876,480
5.00%, 1/1/29	600	697,278
5.00%, 1/1/33	1,225	1,610,679
5.00%, 1/1/35	500	652,735

Security	Principal Amount (000’s omitted)	Value
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/29(6)	$900	$1,174,590
Chicago, IL, (Midway International Airport):
(AMT), 5.00%, 1/1/25	7,255	8,391,060
(AMT), 5.00%, 1/1/27	1,000	1,114,420
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,780,950
Colorado Bridge Enterprise, (Central 70 Project):
(AMT), 4.00%, 12/31/26	3,950	4,514,613
(AMT), 4.00%, 6/30/27	4,475	5,150,635
(AMT), 4.00%, 12/31/27	2,425	2,809,047
(AMT), 4.00%, 6/30/30	790	885,946
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	558,195
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,578,227
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	254,935
Hawaii, Airports System Revenue, 5.00%, 7/1/33	10,000	13,132,000
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,401,138
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/30	1,000	1,269,410
(AMT), 5.00%, 3/1/32	1,000	1,255,240
(AMT), 5.00%, 3/1/33	2,000	2,502,160
(AMT), 5.00%, 3/1/34	1,800	2,245,014
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,105	3,658,311
(AMT), 5.00%, 5/15/27	2,700	3,166,965
(AMT), 5.00%, 5/15/34	1,710	2,109,063
(AMT), 5.00%, 5/15/36	2,515	3,089,049
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,396,075
Maryland Economic Development Corp., (Seagirt Marine Terminal):
(AMT), 5.00%, 6/1/44	500	576,260
(AMT), 5.00%, 6/1/49	750	858,780
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/27	1,330	1,647,950
(AMT), 5.00%, 7/1/29	1,470	1,847,437
Metropolitan Transportation Authority, NY:
2.00%, 11/1/21	12,500	12,617,250
3.00%, 11/1/22	5,000	5,210,450
4.00%, 11/15/42	15,000	17,398,200
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	901,271
Miami-Dade County, FL, Aviation Revenue:
4.00%, 10/1/39	1,675	1,995,444
5.00%, 10/1/25	1,000	1,153,730
(AMT), 5.00%, 10/1/34	5,000	5,682,950
New Jersey Turnpike Authority:
0.681%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(3)	1,000	1,004,150
5.00%, 1/1/32	4,520	5,135,308

Security	Principal Amount (000’s omitted)	Value
New Orleans Aviation Board, LA:
(AMT), 5.00%, 1/1/24	$1,600	$1,786,672
(AMT), 5.00%, 1/1/25	1,600	1,849,280
(AMT), 5.00%, 1/1/27	1,000	1,159,340
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	264,805
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,184,650
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,632,960
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,605,750
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/33(6)	2,080	2,691,645
(AMT), 5.00%, 10/15/34(6)	2,200	2,833,512
(AMT), 5.00%, 10/15/35(6)	2,000	2,566,660
(AMT), 5.00%, 10/15/36(6)	2,150	2,747,141
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,643,137
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/32	1,500	1,888,170
(AMT), 5.00%, 7/1/33	1,405	1,762,573
(AMT), 5.00%, 7/1/34	1,510	1,888,783
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/27	1,500	1,843,740
(AMT), 5.00%, 3/1/41	5,000	5,964,400
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
5.00%, 12/31/34	3,000	3,797,340
5.00%, 12/31/35	1,000	1,262,430

		$204,856,189

Water and Sewer — 2.2%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$516,525
Coldwater Local Development Finance Authority, MI:
Series A, (AMT), 5.00%, 12/1/27	390	451,651
Series B, (AMT), 5.00%, 12/1/27	505	584,830
Denver City and County Board of Water Commissioners, CO, 5.00%, 12/15/28(6)	3,195	4,197,208
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,976,573
Miami-Dade County, FL, Water and Sewer System Revenue, 3.00%, 10/1/36	1,600	1,788,016
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 0.06%, 6/15/41(5)	20,000	20,000,000

		$30,514,803

Total Tax-Exempt Municipal Obligations — 100.3% (identified cost $1,321,218,804)		$1,383,501,602

Taxable Municipal Obligations — 3.3%

Security	Principal Amount (000’s omitted)	Value
Education — 0.2%
University of Arizona:
1.932%, 6/1/30(6)	$875	$879,681
2.032%, 6/1/31(6)	1,380	1,386,666

		$2,266,347

Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,086,500

		$2,086,500

General Obligations — 1.8%
Allen Independent School District, TX, (PSF Guaranteed):
1.866%, 2/15/31(6)	$785	$789,176
2.026%, 2/15/33(6)	695	698,697
Atlantic City, NJ, 7.00%, 3/1/28	2,670	3,080,566
Chicago, IL:
7.375%, 1/1/33	3,250	4,144,757
7.75%, 1/1/42	3,811	4,267,253
7.781%, 1/1/35	2,600	3,494,868
Lakeside School District No. 9, AR, 1.45%, 4/1/34	2,390	2,227,839
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	641,986
Northside Independent School District, TX, (PSF Guaranteed), 1.996%, 8/15/33(6)	2,000	2,003,020
Oregon:
1.80%, 8/1/30(6)	2,005	2,006,383
1.90%, 8/1/31(6)	1,300	1,301,001

		$24,655,546

Insured-General Obligations — 0.5%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$6,427	$6,427,135
Westland, MI, (BAM), 1.844%, 11/1/32	500	483,265

		$6,910,400

Insured-Hospital — 0.1%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,693,260

		$1,693,260

Insured-Special Tax Revenue — 0.3%
Rio Elementary Community Facilities School District No. 1, CA, (BAM), 2.457%, 9/1/32(6)	$1,500	$1,503,270
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,117,704
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.25%, 9/1/22	350	361,554
(AGM), 3.50%, 9/1/23	510	539,366
(AGM), 3.75%, 9/1/25	500	543,765
(AGM), 4.00%, 9/1/26	500	539,880

		$4,605,539

Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,476,970

		$1,476,970

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.1%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
3.65%, 7/1/21	$500	$502,100
3.80%, 7/1/22	1,000	1,028,110
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	340,152

		$1,870,362

Total Taxable Municipal Obligations — 3.3% (identified cost $42,419,360)		$45,564,924

Total Investments — 104.7% (identified cost $1,378,419,394)		$1,444,544,590

Other Assets, Less Liabilities — (4.7)%		$(65,268,984)

Net Assets — 100.0%		$1,379,275,606

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	13.1%
California	10.8%
Others, representing less than 10% individually	80.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.4% of total investments.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $110,352,040 or 8.0% of the Fund’s net assets.

(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

(6)	When-issued/delayed delivery security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,004,845	$—	$15,004,845
Tax-Exempt Mortgage-Backed Securities	—	473,219	—	473,219
Tax-Exempt Municipal Obligations	—	1,383,501,602	—	1,383,501,602
Taxable Municipal Obligations	—	45,564,924	—	45,564,924
Total Investments	$—	$1,444,544,590	$—	$1,444,544,590

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.